PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited)

Voya Small Company Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .3%
Communication Services : 1 .9%
612,384
(1)
Globalstar, Inc.
$ 881,833
0 .4
68,960
(1)
Playtika Holding Corp.
673,050
0 .3
256,575
(1)
Vimeo, Inc.
1,021,168
0 .5
7,541
(1)
Ziff Davis, Inc.
502,608
0 .3
46,518
(1)
ZipRecruiter, Inc.
- Class A
706,608
0 .4
3,785,267
1 .9
Consumer Discretionary : 8 .3%
35,114  Acushnet Holdings
Corp.
2,055,925
1 .0
110,174
Arko Corp.
829,610
0 .4
55,863
Gentex Corp.
1,824,486
0 .9
212,640
(1)
GrowGeneration Corp.
691,080
0 .3
55,536
H&R Block, Inc.
2,220,329
1 .1
37,752  International Game
Technology PLC
1,208,819
0 .6
35,232
KB Home
1,789,786
0 .9
67,027
(1)
Lindblad Expeditions
Holdings, Inc.
606,594
0 .3
5,171
Murphy USA, Inc.
1,642,516
0 .8
153,121
(1)
Peloton Interactive,
Inc. - Class A
976,912
0 .5
49,661
Steven Madden Ltd.
1,713,304
0 .9
78,197
(1)
Udemy, Inc.
810,121
0 .4
48,939
(1)
WW International, Inc.
475,198
0 .2
16,844,680
8 .3
Consumer Staples : 2 .2%
75,974
Dole PLC
905,610
0 .4
25,220
(1)
National Beverage
Corp.
1,294,038
0 .6
155,132
Primo Water Corp.
2,367,315
1 .2
4,566,963
2 .2
Energy : 5 .5%
32,816  California Resources
Corp.
1,832,445
0 .9
258,799
(1)
Clean Energy Fuels
Corp.
1,102,484
0 .5
107,173  Excelerate Energy, Inc.
- Class A
1,993,418
1 .0
11,781
Murphy Oil Corp.
534,857
0 .3
169,753  Permian Resources
Corp.
2,407,098
1 .2
157,523
SFL Corp. Ltd.
1,780,010
0 .9
65,121  World Fuel Services
Corp.
1,426,150
0 .7
11,076,462
5 .5
Financials : 19 .5%
97,515  AGNC Investment
Corp.
966,374
0 .5
59,856
(1)
Ambac Financial
Group, Inc.
770,945
0 .4
32,327
Arrow Financial Corp.
569,278
0 .3
74,338
Associated Banc-Corp.
1,288,278
0 .6
69,108  Atlantic Union
Bankshares Corp.
2,051,817
1 .0
36,874
BankUnited, Inc.
967,942
0 .5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
46,126
BCB Bancorp, Inc.
$ 524,914
0 .3
42,063  Berkshire Hills
Bancorp, Inc.
879,117
0 .4
230,222  BGC Group, Inc.
- Class A
1,137,297
0 .6
12,998  Bread Financial
Holdings, Inc.
488,465
0 .2
71,737  Capstar Financial
Holdings, Inc.
936,885
0 .5
53,196  ConnectOne Bancorp,
Inc.
1,017,108
0 .5
83,576  Eastern Bankshares,
Inc.
1,124,933
0 .6
53,530  Farmers National Banc
Corp.
679,831
0 .3
114,133  First BanCorp/Puerto
Rico
1,581,883
0 .8
254,915
(1)
Genworth Financial,
Inc. - Class A
1,475,958
0 .7
10,170
HCI Group, Inc.
541,858
0 .3
18,670
Hilltop Holdings, Inc.
567,381
0 .3
98,132  KKR Real Estate
Finance Trust, Inc.
1,227,631
0 .6
82,115
Ladder Capital Corp.
899,980
0 .4
208,658
(1)
Marqeta, Inc. - Class A
1,283,247
0 .6
36,126
NBT Bancorp, Inc.
1,243,457
0 .6
26,521
(1)
NMI Holdings, Inc.
- Class A
759,031
0 .4
60,649  Old Republic
International Corp.
1,658,750
0 .8
22,750
Origin Bancorp, Inc.
698,198
0 .3
48,822  Pacific Premier
Bancorp, Inc.
1,123,882
0 .6
84,451
(1)
Pagseguro Digital Ltd.
- Class A
758,370
0 .4
190,727
(1)
Payoneer Global, Inc.
1,180,600
0 .6
66,566
ProAssurance Corp.
1,176,887
0 .6
37,442  Provident Financial
Services, Inc.
617,044
0 .3
182,009
Redwood Trust, Inc.
1,457,892
0 .7
42,953
(1)
Remitly Global, Inc.
1,080,268
0 .5
22,737
SEI Investments Co.
1,411,058
0 .7
4,980  Selective Insurance
Group, Inc.
494,066
0 .2
68,850  Simmons First National
Corp. - Class A
1,226,907
0 .6
25,941  United Community
Banks, Inc.
700,407
0 .3
100,451  Valley National
Bancorp
922,140
0 .5
34,862  Victory Capital
Holdings, Inc. - Class A
1,199,950
0 .6
98,779
WisdomTree, Inc.
721,087
0 .4
39,411,116
19 .5
Health Care : 14 .2%
697,966
(1)
23andMe Holding Co.
- Class A
767,763
0 .4
108,878
(1)
Alignment Healthcare,
Inc.
635,847
0 .3

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)

Voya Small Company Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
73,618
(1)
Allscripts Healthcare
Solutions, Inc.
$ 985,009
0 .5
91,373
(1)
Amicus Therapeutics,
Inc.
1,171,402
0 .6
49,558
(1)
Avanos Medical, Inc.
1,042,700
0 .5
203,949
(1)
BioCryst
Pharmaceuticals, Inc.
1,450,077
0 .7
35,945
(1)
Biohaven Ltd.
657,434
0 .3
10,966
Bio-Techne Corp.
859,734
0 .4
15,388
(1)
Bridgebio Pharma, Inc.
460,255
0 .2
17,668
Bruker Corp.
1,159,021
0 .6
471,624
(1)
Cerus Corp.
891,369
0 .4
123,755
(1)
Community Health
Systems, Inc.
418,292
0 .2
45,019
(1)
Corcept Therapeutics,
Inc.
1,473,472
0 .7
18,342
(1)
Haemonetics Corp.
1,645,828
0 .8
15,506
(1)
HealthEquity, Inc.
1,047,430
0 .5
115,132
(1)
Hims & Hers Health,
Inc.
772,536
0 .4
67,605
(1)
Insmed, Inc.
1,479,873
0 .7
291,957
(1)
MannKind Corp.
1,345,922
0 .7
6,374
(1)
Medpace Holdings,
Inc.
1,722,701
0 .9
56,649
(1)
NeoGenomics, Inc.
851,434
0 .4
66,279
(1)
NextGen Healthcare,
Inc.
1,206,941
0 .6
495,341
(1)
OPKO Health, Inc.
906,474
0 .5
87,271
Patterson Cos., Inc.
2,621,621
1 .3
35,093
(1)
QIAGEN NV
1,596,381
0 .8
593,433
(1)
Rigel Pharmaceuticals,
Inc.
676,514
0 .3
21,906  Select Medical
Holdings Corp.
639,874
0 .3
28,816
(1)
TG Therapeutics, Inc.
301,704
0 .2
28,787,608
14 .2
Industrials : 17 .2%
39,218
ABM Industries, Inc.
1,781,282
0 .9
32,048  Allison Transmission
Holdings, Inc.
1,937,302
1 .0
18,945  Apogee Enterprises,
Inc.
955,965
0 .5
35,134
Barnes Group, Inc.
1,380,766
0 .7
113,883
(1)
CoreCivic, Inc.
1,225,381
0 .6
27,078
Crane Holdings Co.
1,607,350
0 .8
14,179
CSW Industrials, Inc.
2,546,974
1 .3
80,293
First Advantage Corp.
1,120,087
0 .5
17,841  Franklin Electric Co.,
Inc.
1,725,403
0 .8
38,911
Hillenbrand, Inc.
1,884,849
0 .9
82,088
(1)
Hudson Technologies,
Inc.
989,981
0 .5
13,448
Insperity, Inc.
1,362,686
0 .7
82,346
(1)
Legalzoom.com, Inc.
939,568
0 .5
75,359
(1)
Manitowoc Co., Inc.
1,275,074
0 .6
42,732
Marten Transport Ltd.
897,372
0 .4
115,295  Mueller Water
Products, Inc. - Class A
1,627,965
0 .8
143,497
(1)
NOW, Inc.
1,602,861
0 .8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
11,723
Pentair PLC
$ 823,658
0 .4
213,906
(1)
Planet Labs PBC
695,195
0 .3
56,129
(1)
Resideo Technologies,
Inc.
946,335
0 .5
90,642
Shyft Group, Inc.
1,421,267
0 .7
23,317
(1)
Titan Machinery, Inc.
723,293
0 .4
54,022
Wabash National Corp.
1,218,196
0 .6
13,033  Watts Water
Technologies, Inc.
- Class A
2,460,239
1 .2
57,568  Zurn Elkay Water
Solutions Corp.
1,705,164
0 .8
34,854,213
17 .2
Information Technology : 15 .4%
234,567
(1)
8x8, Inc.
762,343
0 .4
93,750
A10 Networks, Inc.
1,395,937
0 .7
66,148
(1)
ACI Worldwide, Inc.
1,606,073
0 .8
11,871
(1)
Agilysys, Inc.
837,440
0 .4
63,950
(1)
Box, Inc. - Class A
1,693,396
0 .8
39,212  Clear Secure, Inc.
- Class A
852,469
0 .4
20,664
Cognex Corp.
972,861
0 .5
33,734  CSG Systems
International, Inc.
1,832,094
0 .9
66,115
(1)
Dropbox, Inc. - Class A
1,837,336
0 .9
36,063
(1)
EngageSmart, Inc.
638,676
0 .3
31,254
EVERTEC, Inc.
1,236,721
0 .6
54,547
(1)
Freshworks, Inc.
- Class A
1,192,943
0 .6
59,217
Gen Digital, Inc.
1,199,144
0 .6
22,189
(1)
Intapp, Inc.
812,339
0 .4
23,413
(1)
MACOM Technology
Solutions Holdings,
Inc.
1,979,803
1 .0
51,424
(1)
N-able, Inc.
687,539
0 .3
36,108
(1)
Nutanix, Inc. - Class A
1,122,959
0 .6
54,542
(1)
PowerSchool Holdings,
Inc. - Class A
1,206,469
0 .6
16,036
(1)
Procore Technologies,
Inc.
1,083,232
0 .5
23,577  Sapiens International
Corp. NV
704,717
0 .4
30,003
(1)
Smartsheet, Inc.
- Class A
1,252,025
0 .6
31,436
(1)
Squarespace, Inc.
- Class A
947,795
0 .5
38,217
(1)
Veeco Instruments,
Inc.
1,115,554
0 .6
137,969
(1)
Viavi Solutions, Inc.
1,441,776
0 .7
37,854
(1)
Weave
Communications, Inc.
386,489
0 .2
91,916
(1)
Yext, Inc.
805,184
0 .4
82,549
(1)
Zeta Global Holdings
Corp. - Class A
671,123
0 .3
97,714
(1)
Zuora, Inc. - Class A
890,175
0 .4
31,164,612
15 .4
Materials : 6 .8%
15,732
Ashland, Inc.
1,362,863
0 .7

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)

Voya Small Company Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
36,957
Avient Corp.
$ 1,482,345
0 .7
10,186
Balchem Corp.
1,431,133
0 .7
103,067
Element Solutions, Inc.
2,125,242
1 .0
270,331
(1)
Glatfelter Corp.
540,662
0 .3
274,702
Hecla Mining Co.
1,205,942
0 .6
29,935  Minerals Technologies,
Inc.
1,829,028
0 .9
64,651
(1)
O-I Glass, Inc.
1,283,969
0 .6
161,330
(1)
Rayonier Advanced
Materials, Inc.
569,495
0 .3
31,693  Sensient Technologies
Corp.
1,952,606
1 .0
13,783,285
6 .8
Real Estate : 5 .8%
156,875
(1)
Anywhere Real Estate,
Inc.
1,029,100
0 .5
103,379  Apartment Investment
and Management Co.
- Class A
786,714
0 .4
48,680
CareTrust REIT, Inc.
980,902
0 .5
62,832  DiamondRock
Hospitality Co.
506,426
0 .3
84,239  Empire State Realty
Trust, Inc. - Class A
735,406
0 .4
25,405  Essential Properties
Realty Trust, Inc.
610,228
0 .3
13,134
Getty Realty Corp.
394,283
0 .2
32,297
Gladstone Land Corp.
508,032
0 .3
50,630
Global Net Lease, Inc.
574,650
0 .3
91,621
Macerich Co.
1,071,049
0 .5
25,666
Peakstone Realty Trust
504,337
0 .2
53,748  Plymouth Industrial
REIT, Inc.
1,231,367
0 .6
119,689  Sabra Health Care
REIT, Inc.
1,499,703
0 .7
100,469  Summit Hotel
Properties, Inc.
583,725
0 .3
124,696
Uniti Group, Inc.
669,618
0 .3
11,685,540
5 .8
Utilities : 1 .5%
20,369
ALLETE, Inc.
1,118,258
0 .6
55,212
Avista Corp.
1,838,008
0 .9
2,956,266
1 .5
Total Common Stock
(Cost $213,305,055)
198,916,012
98 .3
EXCHANGE-TRADED FUNDS : 1 .5%
16,135
(2)
iShares Russell 2000
ETF
3,043,222
1 .5
Total Exchange-Traded
Funds
(Cost $3,052,705)
3,043,222
1 .5
Total Long-Term
Investments
(Cost $216,357,760)
201,959,234
99 .8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1 .2%
Repurchase Agreements : 0 .9%
1,000,000
(3)
Bank of Nova
Scotia, Repurchase
Agreement dated
0, 5.300%, due
09/01/2023
(Repurchase
Amount $1,000,145,
collateralized
by various U.S.
Government Agency
Obligations, 1.500%-
7.000%, Market Value
plus accrued interest
$1,020,150, due
12/01/34-09/01/53)
$ 1,000,000
0 .5
837,229
(3)
Citigroup, Inc.,
Repurchase
Agreement dated
0, 5.300%, due
09/01/2023
(Repurchase
Amount $837,351,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.090%, Market
Value plus accrued
interest $853,974, due
09/14/23-05/20/72)
837,229
0 .4
Total Repurchase
Agreements
(Cost $1,837,229)
1,837,229
0 .9
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0 .3%
683,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.252%
(Cost $683,000) $ 683,000 0 .3
Total Short-Term
Investments
(Cost $2,520,229)
2,520,229
1 .2
Total Investments in
Securities
(Cost $218,877,989) $ 204,479,463 101 .0
Liabilities in Excess
of Other Assets (2,094,683) (1.0)
Net Assets $ 202,384,780 100.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)

Voya Small Company Fund
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of August 31, 2023.

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)

Voya Small Company Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2023
Asset Table
Investments, at fair value
Common Stock* $ 198,916,012 $ — $ — $ 198,916,012
Exchange-Traded Funds 3,043,222 — — 3,043,222
Short-Term Investments 683,000 1,837,229 — 2,520,229
Total Investments, at fair value $ 202,642,234 $ 1,837,229 $ — $ 204,479,463
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 11,846,665
Gross Unrealized Depreciation (24,407,962)
Net Unrealized Depreciation $ (12,561,297)